Bank Loan (Details Textual) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 07, 2018	Dec. 03, 2018	Oct. 08, 2018	Mar. 02, 2018	Apr. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Bank Loan (Textual)
Bank loan						$ 1,527,162	$ 230,507
Restricted cash deposit						467,806
Interest expense						19,385	13,111	$ 3,665
Scenarios, Forecast [Member]
Bank Loan (Textual)
Repaid in aggregate amount					$ 58,178
China Construction Bank [Member]
Bank Loan (Textual)
Bank loan							$ 230,507
Annual interest rate							6.30%
Maturity date							Jan. 31, 2018
China Construction Bank [Member] | Powerbridge Zhuhai [Member]
Bank Loan (Textual)
Bank loan				$ 218,166
Annual interest rate				7.40%
Maturity date				Mar. 04, 2019
Bank of Communication [Member] | Powerbridge Zhuhai [Member]
Bank Loan (Textual)
Bank loan			$ 290,888
Annual interest rate			5.40%
Loan term			1 year
Bank of China [Member] | Powerbridge Zhuhai [Member]
Bank Loan (Textual)
Bank loan	$ 727,220
Annual interest rate	5.20%
Loan term	1 year
Restricted cash deposit						$ 109,083
Dongguan Bank [Member] | Powerbridge Zhuhai [Member]
Bank Loan (Textual)
Bank loan		$ 290,888
Annual interest rate		7.00%
Loan term		1 year
Account receivable		$ 847,696